Segment Information (Depreciation And Amortization Relating To Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	$ 125.3	$ 147.3	$ 136.7
SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	124.6	146.8	136.0
Operating Segments [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	109.9	133.8	126.1
Operating Segments [Member] | SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	109.9	133.8	126.1
Operating Segments [Member] | Hardware & Home Improvement [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	40.0	38.3	35.4
Operating Segments [Member] | Hardware & Home Improvement [Member] | SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	40.0	38.3	35.4
Operating Segments [Member] | Global Pet Supplies [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	42.3	43.1	42.7
Operating Segments [Member] | Global Pet Supplies [Member] | SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	42.3	43.1	42.7
Operating Segments [Member] | Home and Garden [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	18.8	17.6	15.2
Operating Segments [Member] | Home and Garden [Member] | SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	18.8	17.6	15.2
Operating Segments [Member] | Home And Personal Care [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	8.8	34.8	32.8
Operating Segments [Member] | Home And Personal Care [Member] | SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	8.8	34.8	32.8
Corporate [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	15.4	13.5	10.6
Corporate [Member] | SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total depreciation and amortization	$ 14.7	$ 13.0	$ 9.9